Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Nov. 28, 2016
PACE® Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
PACE® Intermediate Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PIICX
PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX